RELATED PARTY TRANSACTION	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
9.	RELATED PARTY TRANSACTION

In January 2013, Vizio borrowed an aggregate of $60,000 in exchange for a demand note from a member of the board of managers. In February 2014, the demand note was converted into 60,000 shares of common stock and a warrant to purchase 60,000 shares of common stock at $1 per share, expiring in 2019. The loan was interest free.

9.	RELATED PARTY TRANSACTION
  In January 2013, Vizio borrowed an aggregate of $60,000 in exchange for a demand note from a member of the board of managers. The loan is interest free.